Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2020
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	September 30 2020	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,070	$3,212
Receivables from clients, net	36,938	27,156

Other assets, net	36,223	27,303
Total assets	$75,231	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,307	$4,357
Payable to clients	50,382	35,650

Other liabilities	7,174	6,205

Total liabilities	61,863	46,212

Stockholders’ equity[2]	13,368	11,459
Total liabilities and stockholders’ equity	$75,231	$57,671

[1]	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.
[2]

As at October 31, 2019, the difference between the carrying value of the Bank’s investment in TD Ameritrade and the Bank’s share of TD Ameritrade’s stockholders’ equity was comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2020	2019	2018
Revenues
Net interest revenue	$1,873	$2,036	$1,635

Fee-based and other revenue	6,202	5,947	5,365

Total revenues	8,075	7,983	7,000
Operating expenses
Employee compensation and benefits	1,905	1,756	1,992

Other	2,388	2,245	2,434

Total operating expenses	4,293	4,001	4,426

Other expense (income)	143	94	142
Pre-tax income	3,639	3,888	2,432

Provision for income taxes	910	957	535
Net income[1,2]	$2,729	$2,931	$1,897
Earnings per share – basic (Canadian dollars)	$5.04	$5.27	$3.34

Earnings per share – diluted (Canadian dollars)	5.02	5.26	3.32

[1]

The Bank’s share of TD Ameritrade’s earnings is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank’s share of TD Ameritrade’s earnings for the year ended October 31, 2018 included a net favourable adjustment of $41 million (US$32 million) primarily representing the Bank’s share of TD Ameritrade’s remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.